One Group® Mutual Funds

Supplement dated January 26, 2005 to

One Group Mutual Funds Equity Prospectus – Class A, B, and C

Dated October 29, 2004

        The following supplement revises the definition of mid cap companies for purposes of the One Group Mid Cap Growth Fund, the One Group Mid Cap Value Fund, and the One Group Diversified Mid Cap Fund. Under the revised definition, mid-cap companies are defined to include companies with market capitalizations similar to those within the universe of the appropriate Russell Mid Cap Index.

Mid Cap Growth Fund. The following replaces the first two sentences under “What are the Fund’s main investment strategies?” on page 16 of the Prospectus:

“The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.”

The following replaces the first paragraph under “One Group Mid Cap Growth Fund” on page 87 of the Prospectus:

“The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.”

Mid Cap Value Fund. The following replaces the first two sentences under “What are the Fund’s main investment strategies?” on page 21 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Value Index at the time of investment.”

The following replaces the first paragraph under “One Group Mid Cap Value Fund” on page 88 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Value Index at the time of investment.”

Diversified Mid Cap Fund. The following replaces the first two sentences under “What are the Fund’s main investment strategies?” on page 26 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.”

The following replaces the first paragraph under “One Group Diversified Mid Cap Fund” on page 88 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-120-3

One Group® Mutual Funds

Supplement dated January 26, 2005 to

One Group Mutual Funds Equity Prospectus – Class I

Dated October 29, 2004

        The following supplement revises the definition of mid cap companies for purposes of the One Group Mid Cap Growth Fund, the One Group Mid Cap Value Fund, and the One Group Diversified Mid Cap Fund. Under the revised definition, mid-cap companies are defined to include companies with market capitalizations similar to those within the universe of the appropriate Russell Mid Cap Index.

Mid Cap Growth Fund. The following replaces the first two sentences under “What are the Fund’s main investment strategies?” on page 16 of the Prospectus:

“The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.”

The following replaces the first paragraph under “One Group Mid Cap Growth Fund” on page 87 of the Prospectus:

“The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Fund typically invests in mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Growth Index at the time of investment.”

Mid Cap Value Fund. The following replaces the first two sentences under “What are the Fund’s main investment strategies?” on page 20 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Value Index at the time of investment.”

The following replaces the first paragraph under “One Group Mid Cap Value Fund” on page 87 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Value Index at the time of investment.”

Diversified Mid Cap Fund. The following replaces the first two sentences under “What are the Fund’s main investment strategies?” on page 24 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.”

The following replaces the first paragraph under “One Group Diversified Mid Cap Fund” on page 88 of the Prospectus:

“The Fund invests mainly in equity securities of mid-cap companies. Mid-cap companies are companies with market capitalizations similar to those within the universe of the Russell Mid Cap Index at the time of investment.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-I-120-3